Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	FIDELITY COURT STREET TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000880709
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 26, 2012
Prospectus Date	rr_ProspectusDate	Jan. 28, 2012
Service | Fidelity New Jersey AMT Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst880709_SupplementTextBlock
Supplement to the
Fidelity® New Jersey AMT Tax-Free Money Market Fund
Service Class
January 28, 2012
Prospectus
The following information replaces the similar information found under the heading "Annual class operating expenses" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.20%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.05%
Total annual operating expenses	0.50%
Fee waiver and/or expense reimbursementA	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.45%
A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.45%. This arrangement will remain in effect for at least one year from the effective date of the prospectus. FMR may not discontinue or modify this arrangement without the approval of the Board of Trustees.
This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567

Inst | Fidelity New Jersey AMT Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst880709_SupplementTextBlock
Supplement to the
Fidelity® New Jersey AMT Tax-Free Money Market Fund
Institutional Class
January 28, 2012
Prospectus
The following information replaces the similar information found under the heading "Annual class operating expenses" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.20%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Total annual operating expenses	0.25%
Fee waiver and/or expense reimbursementA	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.20%
A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.20%. This arrangement will remain in effect for at least one year from the effective date of the prospectus. FMR may not discontinue or modify this arrangement without the approval of the Board of Trustees.
This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 20
3 years	$ 64
5 years	$ 113
10 years	$ 255